Consolidated Statement of Cash Flows - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Operating activities
(Loss)/profit after tax	€ (1,015.1)	€ 648.7	€ 885.0
Adjustments to reconcile profit after tax to net cash provided by operating activities
Depreciation	571.0	748.7	640.5
(Increase)/decrease in inventories	(0.3)	(0.4)	0.8
Tax (credit)/expense on (loss)/profit	(93.6)	21.6	63.1
Share-based payments	3.6	7.0	7.7
Decrease/(increase) in trade receivables	48.9	(8.1)	(1.9)
Increase/(decrease) in other assets	(3.5)	61.9	(2.1)
Decrease/(increase) in trade payables	(407.6)	15.2	66.0
(Decrease)/increase in accrued expenses & other liabilities	(1,318.8)	(401.4)	198.6
(Decrease) in other creditors			(2.8)
(Decrease) in provisions	(21.9)	(55.7)	(2.5)
Decrease/(increase) in finance income		2.9	(0.5)
(Decrease) in finance expense	(3.7)		(1.5)
Gain on sale of associate			(6.0)
Share of associate losses			15.8
Hedge ineffectiveness/foreign exchange	(294.1)	407.2
Income tax refunded/(paid)	87.1	(120.5)	(100.9)
Net cash (used in)/provided by operating activities	(2,448.0)	1,327.1	1,759.3
Investing activities
Capital expenditure - purchase of property, plant and equipment	(294.7)	(578.8)	(1,288.5)
Supplier reimbursements for property, plant and equipment	377.6
Proceeds from sale of property, plant and equipment	112.1
Decrease/(increase) in restricted cash	0.3	0.5	(0.3)
Decrease in financial assets: cash > 3 months	741.7	277.2	646.1
Acquisition of subsidiary (net of cash acquired)			(86.5)
Investment in associate			(15.0)
Net cash provided by/(used in) investing activities	937.0	(301.1)	(744.2)
Financing activities
Shareholder returns (net of tax)		(580.5)	(531.6)
Net proceeds from shares issued	421.0	19.1
Proceeds from borrowings	2,228.6	750.0	99.9
Repayments of borrowings	(950.3)	(408.1)	(422.8)
Lease liabilities paid	(76.8)	(67.5)
Net cash provided by/(used in) financing activities	1,622.5	(287.0)	(854.5)
Increase in cash and cash equivalents	111.5	739.0	160.6
Net foreign exchange differences	(27.2)	151.8
Cash and cash equivalents at beginning of year	2,566.4	1,675.6	1,515.0
Cash and cash equivalents at end of year	2,650.7	2,566.4	1,675.6
Interest income received	0.2	24.4	3.2
Interest expense paid	€ (59.2)	€ (74.3)	€ (60.6)